Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 03, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Mega Cap Growth Index Fund

Supplement Dated July 29, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

The Board of Trustees of Vanguard Mega Cap Growth Index Fund has approved a change to the Fund’s diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Principal Investment Strategies”:

The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The following is added under the heading “Principal Risks”:

• Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

© 2019 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PSI 838A 072019

Vanguard Mega Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Mega Cap Growth Index Fund

Supplement Dated July 29, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

The Board of Trustees of Vanguard Mega Cap Growth Index Fund has approved a change to the Fund’s diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Principal Investment Strategies”:

The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The following is added under the heading “Principal Risks”:

• Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

© 2019 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PSI 838A 072019